UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP, LLC

Address:   1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  (203) 698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              44

Form 13F Information Table Value Total:  $      293,858
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              O' Malley, Jr., Thomas D.
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGNICO EAGLE MINES LTD       COM            008474108    14272   234811 SH       SOLE       1         234811      0    0
AGNICO EAGLE MINES LTD       COM            008474108    16909   278200 SH  CALL SOLE       1              0      0    0
AMERICAN TOWER CORP          CL A           029912201     1477    33200 SH       SOLE       1          33200      0    0
BANK OF AMERICA CORPORATION  COM            060505104     2035   141600 SH       SOLE       1         141600      0    0
BAXTER INTL INC              COM            071813109     6096   150000 SH  CALL SOLE       1              0      0    0
BOEING CO                    COM            097023105     1751    27900 SH       SOLE       1          27900      0    0
BRUKER CORP                  COM            116794108     8515   700215 SH       SOLE       1         700215      0    0
COVIDIEN PLC                 SHS            G2554F105     7620   189644 SH       SOLE       1         189644      0    0
CVS CAREMARK CORPORATION     COM            126650100    11180   381298 SH       SOLE       1         381298      0    0
DANA HOLDING CORP            COM            235825205     1589   158924 SH       SOLE       1         158924      0    0
EXXON MOBIL CORP             COM            30231G102     1809    31700 SH       SOLE       1          31700      0    0
GOLDCORP INC NEW             COM            380956409     5311   121113 SH       SOLE       1         121113      0    0
GOLDEN STAR RES LTD CDA      C0M            38119T104     3626   827834 SH       SOLE       1         827834      0    0
GREAT BASIN GOLD LTD         COM            390124105     8430  4988123 SH       SOLE       1        4988123      0    0
HALLIBURTON CO               COM            406216101     2455   100000 SH  CALL SOLE       1              0      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105     2668   281992 SH       SOLE       1         281992      0    0
JOHNSON & JOHNSON            COM            478160104     2605    44100 SH       SOLE       1          44100      0    0
LIFE TECHNOLOGIES CORP       COM            53217V109     8869   187702 SH       SOLE       1         187702      0    0
LOWES COS INC                COM            548661107     1225    60000 SH       SOLE       1          60000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100     6334   121904 SH       SOLE       1         121904      0    0
MASTERCARD INC               CL A           57636Q104     8996    45087 SH       SOLE       1          45087      0    0
MEAD JOHNSON NUTRITION CO    COM            582839106      531    10600 SH       SOLE       1          10600      0    0
MICROSOFT CORP               COM            594918104     9206   400100 SH       SOLE       1         400100      0    0
MONSANTO CO NEW              COM            61166W101    10062   217700 SH  CALL SOLE       1              0      0    0
MOSAIC CO                    COM            61945A107     1521    39020 SH       SOLE       1          39020      0    0
NEWMONT MINING CORP          COM            651639106    19915   322569 SH       SOLE       1         322569      0    0
NEWMONT MINING CORP          COM            651639106    45546   737700 SH  CALL SOLE       1              0      0    0
NOVAGOLD RES INC             COM NEW        66987E206     2955   423336 SH       SOLE       1         423336      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105     1342    17400 SH       SOLE       1          17400      0    0
PAN AMERICAN SILVER CORP     COM            697900108     3301   130564 SH       SOLE       1         130564      0    0
PROCTER & GAMBLE COM         COM            742718109     4157    69300 SH       SOLE       1          69300      0    0
RESEARCH IN MOTION LTD       COM            760975102     5624   114177 SH       SOLE       1         114177      0    0
SILVERCORP METALS INC        COM            82835P103     1771   267588 SH       SOLE       1         267588      0    0
SILVER WHEATON CORP          COM            828336107     4228   210328 SH       SOLE       1         210328      0    0
SPDR SERIES TRUST            S&P RETAIL ETF 78464A714     8018   224900 SH  PUT  SOLE       1         224900      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209     1367    26300 SH       SOLE       1          26300      0    0
TRANSATLANTIC PETROLEUM LTD  SHS            G89982105      798   251800 SH       SOLE       1         251800      0    0
TYCO INTERNATIONAL LTD       SHS            H89128104     1455    41300 SH       SOLE       1          41300      0    0
UBS AG                       SHS NEW        H89231338      341    25800 SH       SOLE       1          25800      0    0
UNITED HEALTH GROUP INC      COM            91324P102     8656   304802 SH       SOLE       1         304802      0    0
UNITED STATES NATL GAS FUND  UNIT           912318102     2375   306400 SH  CALL SOLE       1              0      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104     6694   238907 SH       SOLE       1         238907      0    0
VISA INC                     COM CL A       92826C839     9220   130321 SH       SOLE       1         130321      0    0
YAMANA GOLD INC              COM            98462Y100    21003  2039126 SH       SOLE       1        2039126      0    0


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